Derivatives - Income (Loss) (Details) - Sunlight - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of contract derivatives, net	$ (69)	$ (184)	$ 787	$ (455)
Realized gains on contract derivatives, net	719	89	2,986	121
Contract derivative 1
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of contract derivatives, net	(28)	(184)	1,020	(455)
Realized gains on contract derivatives, net	678	$ 89	2,945	$ 121
Contract derivative 2
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of contract derivatives, net	(41)		(233)
Realized gains on contract derivatives, net	$ 41		$ 41